Prepaid Expenses - Schedule of Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Income taxes	$ 2,683	$ 0
Software	747	561
Other	371	430
Total	$ 3,801	$ 991